ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued expenses	$ 18,129	$ 9,528
Hedging transaction liability	789	3,292
Uncertain tax positions	1,098	1,098
Deferred tax liability	265	268
Total accrued expenses and other current liabilities	$ 20,281	$ 14,186